Note 18 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	201 8	2017	2016

Interest Expense	$8,186,946	$6,851,541	$6,529,615

Income Taxes	$2,695,000	$4,000,000	$3,365,000

Schedule of Other Significant Noncash Transactions [Table Text Block]
	201 8	2017	2016

Acquisitions of Real Estate Through Loan Foreclosures	$792,459	$1,724,936	$5,664,554

Change in Unrealized Gain (Loss) on AFS Investment Securities	$(2,149,545)	$(608,355)	$(890,590)